Summary of significant accounting policies (Details 3) - Argentina Consumer Price [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Level of price index	3,520.08	1,138.64	578.87
Index percentage variation of Argentina Consumer Price Index	209.10%	95.50%	50.00%